Intangible Assets (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Cost of Revenues [Member]
Intangible Assets (Details) [Line Items]
Amortization expense	$ 1,580	$ 1,310